SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	1,150,212	739,567
Options
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	14,810	14,810
Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	408,359	408,359
Convertible notes payable that convert into common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive effect	727,043	316,398